Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments [Abstract]
Disclosure of financial instruments at fair value through profit or loss
The Company’s financial assets and liabilities classified as at FVTPL are as follows:

	December 31, 2017	December 31, 2016
Current derivative assets:
Warrants	$1,092	$—
	$1,092	$—

	December 31, 2017	December 31, 2016
Current derivative liabilities:
Zinc contracts	$716	$1,769
Lead Contracts	243	54
Copper contracts	891	—
Foreign currency contracts	56	992
	$1,906	$2,815

In addition, trade and other receivables include accounts receivable arising from sales of metal concentrates and have been designated and classified as at FVTPL. The total trade and other receivables are as follows:

	December 31, 2017	December 31, 2016
Trade receivables from provisional concentrates sales	$51,952	$44,960
Advances to suppliers(1)	14,327	28,762
Not arising from sale of metal concentrates(2)	43,467	56,395
Trade and other receivables	$109,746	$130,117

(1)	Advances to suppliers are not classified as financial instruments.

(2)	Accounted for at amortized cost.
The net gains (losses) on derivatives for the year ended December 31, 2017 and 2016 were comprised of the following:

	Year ended December 31,
	2017	2016
Gains (losses) on commodity and diesel fuel swap and foreign currency contracts:
Realized losses on foreign currency, diesel fuel swap and commodity contracts	$(304)	$(4,965)
Unrealized gains on foreign currency, diesel fuel swap and commodity contracts	910	21
	$606	$(4,944)
Gain on derivatives:
Gain on warrants	$64	$—
	$64	$—

Disclosure of available-for-sale financial assets
The unrealized net gains on available-for-sale investments recognized in other comprehensive income for the year ended December 31, were as follows:

	Year ended December 31,
	2017	2016
Unrealized net gains on available for sale securities	$810	$912
Reclassification adjustment for realized losses (gains) on equity securities to earnings	361	(20)
	$1,171	$892

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$175,953	$180,881
Short-term investments	51,590	36,729
Trade accounts receivable(1)	51,952	44,960
Royalty receivable(1)	60	20
Employee loans(1)	491	1,048

(1)	Included in Trade and other receivables.

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred income tax assets and liabilities denominated in foreign currencies:

At December 31, 2017	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$25,062	$529	$(713)	$(348)	$—
Mexican Peso	5,188	22,809	(242)	(26,013)	(141,870)
Argentinian Peso	4,239	19,720	837	(28,685)	—
Bolivian Boliviano	4,659	495	(3,840)	(13,954)	(10,076)
European Euro	24	—	(780)	—	—
Peruvian Nuevo Sol	2,274	1,026	(4,402)	(13,478)	(16,603)
	$41,446	$44,579	$(9,140)	$(82,478)	$(168,549)

At December 31, 2016	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$6,513	$338	$(45)	$(142)	$(356)
Mexican Peso	9,416	29,079	5,884	(45,388)	(150,394)
Argentinian Peso	3,485	24,062	367	(27,245)	—
Bolivian Boliviano	4,329	184	(3,365)	(13,476)	(8,464)
European Euro	37	—	(262)	—	(53)
Peruvian Nuevo Sol	817	2,158	(11,031)	(8,913)	(9,867)
	$24,597	$55,821	$(8,452)	$(95,164)	$(169,134)

Disclosure of maturity analysis for derivative financial liabilities
The following table summarizes the remaining contractual maturities of the Company's financial and non-financial liabilities, shown in contractual undiscounted cash flow:

Payments due by period 2017
	Total	Within 1 year(1)	2 - 3 years	4- 5 years	After 5 years
Current liabilities	$136,506	$136,506	$—	$—	$—
Credit Facility	2,750	1,200	1,550	—	—
Loan obligation	3,000	3,000	—	—	—
Finance lease obligations(2)	7,724	5,879	1,845	—	—
Severance accrual	5,176	1,092	2,273	760	1,051
Employee compensation(3)	6,709	3,815	2,894	—	—
Loss on commodity contracts	1,906	1,906	—	—	—
Provisions(4)	4,097	2,681	546	627	243
Income taxes payable	26,131	26,131	—	—	—
Total contractual obligations(4)	$193,999	$182,210	$9,108	$1,387	$1,294

Payments due by period 2016
	Total	Within 1 year(1)	2 - 3 years	4- 5 years	After 5 years
Current liabilities	$141,002	$141,002	$—	$—	$—
Credit Facility	38,440	960	1,280	36,200	—
Finance lease obligations(2)	7,321	3,720	3,601	—	—
Severance accrual	3,986	689	658	365	2,274
Employee compensation(3)	6,918	3,996	2,922	—	—
Loss on commodity contracts	2,815	2,815	—	—	—
Provisions(4)	4,719	3,262	562	629	266
Income taxes payable	25,911	25,911	—	—	—
Total contractual obligations(4)	$231,112	$182,355	$9,023	$37,194	$2,540

(1)
Includes all current liabilities in the consolidated statement of financial position at December 31, 2017 and December 31, 2016 plus items presented separately in this table that are expected to be paid but not accrued in the books of the Company. A reconciliation of the current liabilities balance in the statement of financial position to the total contractual obligations within one year, per the contractual maturities schedule is shown in the table below.

December 31, 2017		Future interest component	Within 1 year
Current portion of:
Accounts payable and other liabilities	$136,506	$—	$136,506
Credit facility	—	1,200	1,200
Loan obligation	3,000	—	3,000
Current portion of finance lease	5,734	145	5,879
Current severance liability	1,092	—	1,092
Employee Compensation & RSU’s	2,100	1,715	3,815
Unrealized loss on commodity contracts	1,906	—	1,906
Provisions(4)	2,681	—	2,681
Income tax payable	26,131	—	26,131
Total contractual obligations within one year(4)	$179,150	$3,060	$182,210

December 31, 2016		Future interest component	Within 1 year
Current portion of:
Accounts payable and other liabilities	$141,002	$—	$141,002
Credit facility	—	960	960
Current portion of finance lease	3,559	161	3,720
Current severance liability	689	—	689
Employee Compensation & RSU’s	1,812	2,184	3,996
Unrealized loss on commodity contracts	2,815	—	2,815
Provisions(4)	3,262	—	3,262
Income tax payable	25,911	—	25,911
Total contractual obligations within one year(4)	$179,050	$3,305	$182,355

(2)	Includes lease obligations in the amount of $7.7 million (2016 - $7.3 million) with a net present value of $7.6 million (2016 - $7.1 million) discussed further in Note 17.

(3)	Includes RSU obligation in the amount of $4.1 million (2016 - $4.8 million) that will be settled in cash. The RSUs vest in two instalments, 50% in December 2017 and 50% in December 2018.

(4)
Amounts above do not include payments related to the Company’s anticipated closure and decommissioning obligation (current $5.6 million, long-term $59.8 million) discussed in Note 16 (2016 - current $5.2 million, long-term $50.4 million), the deferred credit arising from the Aquiline acquisition ($20.8 million) (2016 - $20.8 million) discussed in Note 19, and deferred tax liabilities of $171.2 million (2016 - $170.9 million).

Disclosure of assets and liabilities in the fair value hierarchy
At December 31, 2017 and 2016, the levels in the fair value hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the Consolidated Statements of Financial Position at fair value are categorized as follows:

	Fair Value at December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets and Liabilities:
Short-term investments	$51,590	$51,590	$—	$—
Trade receivables from provisional concentrate sales	51,952	—	51,952	—
Warrants	1,092	—	1,092	—
Zinc contracts	(716)	—	(716)	—
Lead contracts	(243)	—	(243)	—
Copper contracts	(891)	—	(891)	—
Foreign currency contracts	(56)	—	(56)	—
	$102,728	$51,590	$51,138	$—

	Fair Value at December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets and Liabilities:
Short-term investments	$36,729	$36,729	$—	$—
Trade receivables from provisional concentrate sales	44,960	—	44,960	—
Zinc contracts	(1,769)	—	(1,769)	—
Lead contracts	(54)		(54)
Foreign currency contracts	(992)	—	(992)	—
	$78,874	$36,729	$42,145	$—